UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Short-Term Notes/Commercial Paper—0.3%
New York City Housing Development Corp., 1.89%[1]	9/7/18	9/7/18	$8,095,000	$8,095,000
New York State Housing Finance Agency, 1.90%[1]	9/7/18	9/7/18	6,000,000	6,000,000
Total Short-Term Notes/Commercial Paper (Cost $14,095,000)				14,095,000

U.S. Government Agencies—64.8%
Federal Agricultural Mortgage Corp., 1.975% [US0001M-10.5][2]	9/4/18	9/4/18	35,000,000	35,000,000
Federal Farm Credit Bank:
1.801%[3]	12/12/18	12/12/18	10,000,000	9,949,850
1.815%[3]	11/1/18	11/1/18	42,000,000	41,872,612
1.85%[3]	12/10/18	12/10/18	14,000,000	13,929,222
1.871%[3]	12/17/18	12/17/18	16,000,000	15,912,498
1.88% [FCPR DLY-312][2]	9/4/18	1/2/19	73,000,000	72,990,905
1.93% [FCPR DLY-307][2]	9/4/18	2/20/19	73,000,000	72,997,723
1.935% [US0001M-13][2]	9/27/18	3/27/19	55,000,000	54,992,383
1.948% [US0001M-13.5][2]	9/8/18	3/8/19	52,000,000	51,996,151
1.957% [US0001M-11][2]	9/12/18	3/12/19	74,000,000	73,998,832
1.969%[3]	2/5/19	2/5/19	5,000,000	4,957,915
1.986% [US0001M-8.5][2]	9/9/18	7/9/19	75,000,000	74,994,421
1.991% [US0001M-8][2]	9/9/18	11/9/18	15,000,000	15,000,555
1.998% [US0001M-7.5][2]	9/29/18	10/29/18	30,000,000	29,999,734
2.00% [US0001M-6.5][2]	9/28/18	3/28/19	75,000,000	75,000,000
2.076% [US0003M-26][2]	9/28/18	9/28/18	10,000,000	9,999,410
2.076%[3]	12/7/18	12/7/18	17,000,000	16,905,641
2.106% [US0003M-23][2]	10/3/18	4/3/19	11,600,000	11,600,816
2.186% [US0001M+12][2]	9/23/18	11/23/18	10,000,000	10,005,396
2.186%[3]	4/3/19	4/3/19	36,000,000	35,542,040
2.187%[3]	4/9/19	4/9/19	50,000,000	49,346,111
2.194%[3]	1/17/19	1/17/19	5,000,000	4,958,600
2.198%[3]	4/15/19	4/15/19	20,000,000	19,730,056
2.241% [USBMMY3M+15][2]	9/4/18	4/12/19	10,000,000	10,009,722
2.252%[3]	2/21/19	2/21/19	15,000,000	14,840,696
2.265%[3]	3/11/19	3/11/19	7,500,000	7,411,662
2.276%[3]	3/19/19	3/19/19	7,500,000	7,407,548
2.332% [US0003M-1][2]	10/19/18	10/19/18	24,200,000	24,205,696
2.421%[3]	6/14/19	6/14/19	34,000,000	33,359,837
2.481%[3]	8/12/19	8/12/19	14,000,000	13,675,317
Federal Home Loan Bank:
1.125%	9/14/18	9/14/18	2,000,000	1,999,580
1.125%	6/21/19	6/21/19	19,935,000	19,735,047
1.25%	1/16/19	1/16/19	25,000,000	24,936,565
1.375%	3/18/19	3/18/19	27,215,000	27,097,772
1.50%	3/8/19	3/8/19	46,000,000	45,840,847
1.75%	12/14/18	12/14/18	72,055,000	72,034,376

1      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
1.875%	3/8/19	3/8/19	$20,500,000	$20,465,836
1.913%[3]	10/10/18	10/10/18	85,000,000	84,825,502
1.93% [US0001M-13.5][2]	9/28/18	2/28/19	72,000,000	72,000,000
1.93% [US0001M-13.5][2]	9/27/18	12/27/18	35,000,000	35,001,239
1.933% [US0001M-13][2]	9/15/18	11/15/18	34,000,000	34,001,570
1.934% [US0003M-40.5][2]	10/30/18	1/30/19	75,000,000	75,000,000
1.935% [US0001M-13][2]	9/25/18	2/25/19	57,000,000	57,001,175
1.935% [US0001M-13][2]	9/25/18	1/25/19	35,000,000	35,000,000
1.944% [US0001M-12.5][2]	9/21/18	11/21/18	67,000,000	67,001,113
1.945% [US0001M-12][2]	9/25/18	3/25/19	55,000,000	55,000,000
1.95%[3]	10/12/18	10/12/18	74,000,000	73,836,902
1.95% [US0001M-11.5][2]	9/26/18	4/26/19	34,000,000	34,000,000
1.95% [US0001M-13][2]	9/6/18	9/6/18	78,000,000	77,999,554
1.951% [US0001M-11.5][2]	9/24/18	12/24/18	34,000,000	34,001,688
1.957% [US0001M-22][2]	9/22/18	2/22/19	117,000,000	116,998,962
1.957% [US0001M-11][2]	9/11/18	10/11/18	8,000,000	8,000,060
1.957% [US0001M-11][2]	9/22/18	4/22/19	75,000,000	74,991,475
1.959% [US0001M-11][2]	9/21/18	12/21/18	18,000,000	18,000,000
1.96% [US0001M-10.5][2]	9/26/18	5/24/19	37,000,000	37,000,000
1.96% [US0001M-10.5][2]	9/28/18	5/28/19	53,000,000	52,998,743
1.96% [US0001M-10.5][2]	9/27/18	8/27/19	30,000,000	30,000,000
1.961% [US0001M-10.5][2]	9/24/18	7/24/19	17,000,000	17,000,000
1.964% [US0001M-14][2]	9/4/18	1/2/19	18,000,000	18,000,000
1.965% [US0001M-10][2]	9/27/18	12/27/18	34,000,000	33,998,711
1.974% [US0001M-13][2]	9/4/18	3/1/19	18,000,000	18,000,000
1.977% [US0001M-9][2]	9/11/18	1/11/19	50,000,000	50,006,282
1.977% [US0001M-9][2]	9/14/18	1/14/19	21,000,000	21,002,949
1.979% [US0001M-9][2]	9/21/18	6/21/19	12,810,000	12,805,191
1.982% [US0001M-8.5][2]	9/13/18	3/13/19	30,300,000	30,304,307
1.99% [US0001M-9][2]	9/6/18	4/5/19	36,000,000	36,000,000
1.994% [US0001M-11][2]	9/4/18	2/1/19	36,000,000	36,000,000
1.997% [US0001M-8][2]	9/20/18	3/20/19	46,000,000	45,997,018
1.999% [US0003M-34][2]	10/9/18	4/9/19	37,000,000	37,000,000
2.00%	9/14/18	9/14/18	14,990,000	14,991,447
2.005% [US0001M-6][2]	9/26/18	4/26/19	80,000,000	80,000,000
2.005%[3]	10/17/18	10/17/18	35,000,000	34,910,779
2.006%[3]	10/23/18	10/23/18	33,000,000	32,904,905
2.018%[3]	10/31/18	10/31/18	50,000,000	49,832,667
2.048%[3]	11/7/18	11/7/18	42,000,000	41,840,696
2.065%[3]	11/14/18	11/14/18	34,000,000	33,856,448
2.076%[3]	11/28/18	11/28/18	70,000,000	69,649,222
2.08%[3]	11/16/18	11/16/18	35,000,000	34,847,124
2.084%[3]	11/21/18	11/21/18	34,000,000	33,841,415
2.094% [US0003M-24.5][2]	9/26/18	9/26/18	71,000,000	71,000,000
2.125%	4/18/19	4/18/19	7,250,000	7,246,270
2.126%[3]	12/26/18	12/26/18	17,500,000	17,381,019

2      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
2.146% [US0003M-19][2]	9/14/18	9/14/18	$35,000,000	$35,000,000
2.166% [US0003M-16][2]	9/12/18	6/12/19	9,475,000	9,475,819
2.166%[3]	3/28/19	3/28/19	24,000,000	23,706,026
2.375%	7/25/19	7/25/19	10,500,000	10,493,227
2.50%	8/15/19	8/15/19	6,185,000	6,185,343
5.375%	5/15/19	5/15/19	6,340,000	6,471,274
Federal Home Loan Mortgage Corp.:
1.125%	4/15/19	4/15/19	13,500,000	13,399,913
3.75%	3/27/19	3/27/19	16,137,000	16,279,958
Federal National Mortgage Assn.:
1.00%	2/26/19	2/26/19	20,200,000	20,087,601
1.00%	1/25/19	1/25/19	5,000,000	4,975,538
1.125%	12/14/18	12/14/18	35,015,000	34,943,566
2.01% [SOFRRATE+8][2]	9/4/18	1/30/19	50,000,000	50,000,000
2.05% [SOFRRATE+12][2]	9/4/18	7/30/19	60,000,000	60,000,000
Total U.S. Government Agencies (Cost $3,366,794,070)				3,366,794,070

Repurchase Agreements—34.5%
Repurchase Agreements[4] (Cost $1,792,300,000)			1,792,300,000	1,792,300,000

			Shares
Investment Company—0.5%
Goldman Sachs Financial Square Government Fund, 2.16%[5] (Cost $24,951,569)			24,951,569	24,951,569
Total Investments, at Value (Cost $5,198,140,639)			100.1%	5,198,140,639
Net Other Assets (Liabilities)			(0.1)	(3,759,952)
Net Assets			100.0%	$5,194,380,687

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Repurchase agreements:

Counterparty		Lending Rate	Settlement Date	Maturity Date	Principal Amount
Credit Agricole Corp. & Investment Bank		1.93%	8/13/18	9/13/18	$72,900,000
Credit Agricole Corp. & Investment Bank		1.96	8/31/18	9/4/18	20,000,000
Credit Agricole Corp. & Investment Bank		1.96	8/27/18	9/4/18	34,000,000
Credit Agricole Corp. & Investment Bank		1.97	8/31/18	9/7/18	17,000,000
Deusche Bank Securities, Inc.		1.97	8/31/18	9/7/18	27,000,000
Deusche Bank Securities, Inc.		1.97	8/31/18	9/4/18	20,000,000
INTL FCStone Financial, Inc.		1.97	8/30/18	9/6/18	31,000,000
INTL FCStone Financial, Inc.		1.98	8/28/18	9/4/18	214,000,000
RBC Dominion Securities, Inc.		1.91	8/13/18	9/13/18	50,000,000
RBC Dominion Securities, Inc.		1.93	8/16/18	9/17/18	108,000,000
RBC Dominion Securities, Inc.		1.97	8/31/18	9/4/18	154,500,000
Royal Bank of Canada		1.96	8/31/18	9/4/18	5,000,000
South Street Securities LLC		1.99	8/31/18	9/4/18	498,000,000
South Street Securities LLC		2.00	8/28/18	9/4/18	235,000,000
South Street Securities LLC		2.00	8/29/18	9/5/18	235,000,000
TD Securities (USA) LLC		1.95	8/30/18	9/6/18	33,000,000
TD Securities (USA) LLC		1.96	8/31/18	9/4/18	37,900,000

Counterparty	Collateralized By		Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 3.50%, 12/20/47-3/20/48		$(74,481,580)	$72,900,000	$73,021,157

4      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 2.25%, 11/15/24	$(20,404,502)	$20,000,000	$20,004,413
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 3.00%, 7/20/46	(34,695,106)	34,000,000	34,014,810
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 3.50%, 9/1/47	(17,346,642)	17,000,000	17,006,512
Deusche Bank Securities, Inc.	U.S. Government Agency Mortgages, 3.25%, 3/15/50	(29,706,502)	27,000,000	27,005,911
Deusche Bank Securities, Inc.	U.S. Government Agency Mortgages, 3.25%, 3/15/50	(22,004,816)	20,000,000	20,004,378
INTL FCStone Financial, Inc.	U.S. Government Agency Mortgages, 2.40%-9.50%, 9/25/18-8/1/48	(31,632,106)	31,000,000	31,008,482
INTL FCStone Financial, Inc.	U.S. Treasury Bonds, 2.25%, 8/15/46, U.S. Treasury Nts., 0.00%-2.875%, 11/15/18-11/15/45 and U.S. Government Agency Mortgages, 0.744%-10.50%, 9/15/18-8/20/48	(218,539,959)	214,000,000	214,082,408
RBC Dominion Securities, Inc.	U.S. Treasury Bonds, 3.125%, 11/15/41-8/15/44, U.S. Treasury Nts., 1.375%-2.375%, 9/30/19-5/15/27 and U.S. Government Agency Mortgages, 3.50%-4.50%, 6/20/46-8/20/48	(51,070,360)	50,000,000	50,068,980
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 1.375%-2.25%, 9/30/19-8/15/25 and U.S. Government Agency Mortgages, 3.50%-4.50%, 2/20/47-8/20/48	(110,295,861)	108,000,000	108,133,197
RBC Dominion Securities, Inc.	U.S. Treasury Bonds, 1.375%-4.50%, 8/15/39- 2/15/44, U.S. Treasury Nts., 1.125%-2.875%, 9/30/19-8/15/28 and U.S. Government Agency Mortgages, 3.50%-4%, 11/1/40-6/20/47	(157,659,076)	154,500,000	154,567,722
Royal Bank of Canada	U.S. Government Agency Mortgages, 3.82%-5.00%, 4/1/38-8/1/48	(5,101,111)	5,000,000	5,001,089
South Street Securities LLC	U.S. Government Agency Mortgages, 1.40%-6.625%, 9/14/18-7/15/59	(508,072,316)	498,000,000	498,110,114

5      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
South Street Securities LLC	U.S. Treasury Nts., 2.00%-2.25%, 2/29/20-11/30/22 and U.S. Government Agency Mortgages, 1.78%-6.00%, 10/1/18-7/15/59	$(239,793,300)	$235,000,000	$235,091,471
South Street Securities LLC	U.S. Government Agency Mortgages, 1.45%-6.00%, 9/14/18-10/1/47	(239,786,996)	235,000,000	235,085,290
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 4.00%, 6/20/48	(33,669,117)	33,000,000	33,008,938
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 4.00%, 10/1/45-6/20/48	(38,666,419)	37,900,000	37,908,254

		$(1,832,925,769)	$1,792,300,000	$1,793,123,126

        a. Includes accrued interest.

5. Rate shown is the 7-day yield at period end.

Glossary:

Definitions

FCPR DLY             Federal Reserve Bank Prime Loan Rate US Daily

SOFRRATE           United States Secured Overnight Financing Rate

US0001M               ICE LIBOR USD 1 Month

US0003M               ICE LIBOR USD 3 Month

USBMMY3M          US Treasury Bill 3 Month Money Market Yield

6      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

1. Organization

Oppenheimer Institutional Government Money Market Fund (the “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it

7      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$14,095,000	$—	$14,095,000
U.S. Government Agencies	—	3,366,794,070	—	3,366,794,070
Repurchase Agreements	—	1,792,300,000	—	1,792,300,000
Investment Company	24,951,569	—	—	24,951,569

Total Assets	$24,951,569	$5,173,189,070	$—	$5,198,140,639

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

8      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to

9      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Repurchase Agreements (Continued)

liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$73,021,157	$(74,481,580)	$(1,460,423)
Credit Agricole Corp. & Investment Bank	20,004,413	(20,404,502)	(400,089)
Credit Agricole Corp. & Investment Bank	34,014,810	(34,695,106)	(680,296)
Credit Agricole Corp. & Investment Bank	17,006,512	(17,346,642)	(340,130)
Deusche Bank Securities, Inc.	27,005,911	(29,706,502)	(2,700,591)
Deusche Bank Securities, Inc.	20,004,378	(22,004,816)	(2,000,438)
INTL FCStone Financial, Inc.	31,008,482	(31,632,106)	(623,624)
INTL FCStone Financial, Inc.	214,082,408	(218,539,959)	(4,457,551)
RBC Dominion Securities, Inc.	50,068,980	(51,070,360)	(1,001,380)
RBC Dominion Securities, Inc.	108,133,197	(110,295,861)	(2,162,664)
RBC Dominion Securities, Inc.	154,567,722	(157,659,076)	(3,091,354)
Royal Bank of Canada	5,001,089	(5,101,111)	(100,022)
South Street Securities LLC	498,110,114	(508,072,316)	(9,962,202)
South Street Securities LLC	235,091,471	(239,793,300)	(4,701,829)
South Street Securities LLC	235,085,290	(239,786,996)	(4,701,706)
TD Securities (USA) LLC	33,008,938	(33,669,117)	(660,179)
TD Securities (USA) LLC	37,908,254	(38,666,419)	(758,165)

	$1,793,123,126	$(1,832,925,769)

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

6. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

10      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Government Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/19/2018